Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carryforwards	$ 25,983,714	$ 28,000,639
Depreciation	(61,487)	(357,531)
Total assets	25,922,227	27,643,108
Total liabilities
Less: Valuation allowance	(25,922,227)	(27,643,108)
Net deferred tax liabilities